Related undertakings	12 Months Ended
Dec. 31, 2017
Related undertakings
Related undertakings

42 Related undertakings

Group legal entities and activities at 31 December 2017

In accordance with the Companies Act 2006, the Bank’s related undertakings and the accounting treatment for each are listed below. All undertakings are wholly-owned by the Bank or subsidiaries of the Bank and are consolidated by reason of contractual control (Section 1162(2) CA 2006), unless otherwise indicated. Group interest refers to ordinary shares of equal values and voting rights unless further analysis is provided in the notes. Activities are classified in accordance with Annex I to the Capital Requirements Directive (“CRD IV”) and the definitions in Article 4 of the Capital Requirements Regulation. All other requirements of the Capital Requirements (country-by-country) Reporting Regulations 2013 will be published on the RBS Group’s website.

The following table details active related undertakings incorporated in the UK which are 100% owned by the Group and fully consolidated for accounting purposes.

Entity name	Activity (2)	Reg Acc (3)	Address
Caledonian Sleepers Rail Leasing Ltd	BF	FC	1 Princes Street, London, EC2R 8PB, England
Coutts & Company	CI	FC	440 Strand, London, WC2R 0QS, England
Coutts Finance Company	BF	FC	440 Strand, London, WC2R 0QS, England
Digi Ventures Ltd	OTH	FC	250 Bishopsgate, London, EC2M 4AA, England
Esme Loans Ltd	BF	FC	250 Bishopsgate, London, EC2M 4AA, England
Euro Sales Finance Plc	BF	FC	250 Bishopsgate, London, EC2M 4AA, England
G L Trains Ltd	BF	FC	1 Princes Street, London, EC2R 8PB, England
Gatehouse Way Developments Ltd	INV	PC	1 Princes Street, London, EC2R 8PB, England
KUC Properties Ltd	BF	FC	24/25 St Andrew Square, Edinburgh, EH2 1AF, Scotland
Lombard & Ulster Ltd	BF	FC	11-16 Donegall Square East, Belfast, BT1 5HD, Northern Ireland
Lombard Business Finance Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Lombard Business Leasing Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Lombard Charterhire Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Lombard Discount Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Lombard Finance Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Lombard Initial Leasing Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Lombard Leasing Contracts Ltd	BF	FC	1 Princes Street, London, EC2R 8PB, England
Lombard Lessors Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Lombard Maritime Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Lombard North Central Leasing Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Lombard North Central PLC	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Lombard Property Facilities Ltd	BF	FC	1 Princes Street, London, EC2R 8PB, England
Lombard Technology Services Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
National Westminster Properties No. 1 Ltd	SC	FC	250 Bishopsgate, London, EC2M 4AA, England
NatWest Capital Finance Ltd	BF	FC	1 Princes Street, London, EC2R 8PB, England
NatWest Corporate Investments	BF	DE	250 Bishopsgate, London, EC2M 4AA, England
NatWest Machinery Leasing Ltd	BF	FC	250 Bishopsgate, London, EC2M 4AA, England
NatWest Property Investments Ltd	INV	FC	250 Bishopsgate, London, EC2M 4AA, England
NatWest Ventures Investments Ltd	BF	DE	250 Bishopsgate, London, EC2M 4AA, England
Premier Audit Company Ltd	BF	DE	250 Bishopsgate, London, EC2M 4AA, England
RBS Asset Management (ACD) Ltd	BF	FC	440 Strand, London, WC2R 0QS, England
RBS Asset Management Holdings	BF	FC	440 Strand, London, WC2R 0QS, England
RBS Collective Investment Funds Ltd	BF	FC	24/25 St Andrew Square, Edinburgh, EH2 1AF, Scotland
RBS Invoice Finance (Holdings) Ltd	BF	FC	250 Bishopsgate, London, EC2M 4AA, England
RBS Invoice Finance Ltd	BF	FC	250 Bishopsgate, London, EC2M 4AA, England
RBSG Collective Investments Holdings Ltd	BF	FC	24/25 St Andrew Square, Edinburgh, EH2 1AF, Scotland
Riossi Ltd	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Royal Bank Invoice Finance Ltd	BF	FC	250 Bishopsgate, London, EC2M 4AA, England
RoyScot Trust plc	BF	FC	280 Bishopsgate, London, EC2M 4RB, England
Safetosign Ltd	SC	FC	250 Bishopsgate, London, EC2M 4RB, England
Springwell Street Developments (No 1) Ltd	INV	FC	280 Bishopsgate, London, EC2M 4RB, England
The Royal Bank of Scotland Group Independent Financial Services Ltd	BF	FC	24/25 St Andrew Square, Edinburgh, EH2 1AF, Scotland
The Royal Bank of Scotland Invoice Discounting Ltd	BF	FC	250 Bishopsgate, London, EC2M 4AA, England
Ulster Bank Commercial Services (NI) Ltd	BF	FC	11-16 Donegall Square East, Belfast, BT1 5UB, Northern Ireland
Ulster Bank Ltd	CI	FC	11-16 Donegall Square East, Belfast, BT1 5UB, Northern Ireland
Ulster Bank Pension Trustees Ltd	TR	FC	11-16 Donegall Square East, Belfast, BT1 5UB, Northern Ireland
Voyager Leasing Ltd	BF	FC	The Quadrangle, The Promenade, Cheltenham, GL50 1PX, England
Walton Lake Developments Ltd	INV	DE	1 Princes Street, London, EC2R 8PB, England

The following table details active related undertakings incorporated outside the UK which are 100% owned by the Group and fully consolidated for accounting purposes.

Country (1)	Entity name	Activity (2)	Reg Acc (3)	Address
Denmark	Airside Properties ASP Denmark AS	BF	FC	c/o Visma Services, Lyskaer 3 CD, Herlev, 104 40
Denmark	Airside Properties Denmark AS	BF	FC	c/o Visma Services, Lyskaer 3 CD, Herlev, 104 40
Denmark	Kastrup Commuter K/S	BF	FC	c/o Visma Services, Lyskaer 3 CD, Herlev, 104 40
Denmark	Kastrup Hangar 5 K/S	BF	FC	c/o Visma Services, Lyskaer 3 CD, Herlev, 104 40
Denmark	Kastrup V & L Building K/S	BF	FC	c/o Visma Services, Lyskaer 3 CD, Herlev, 104 40
Finland	Artul Kiinteistöt Oy	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Fab Ekenäs Formanshagen 4	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Forssa Liikekiinteistöt Oy	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Kiinteistö Oy Pennalan Johtotie 2	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Espoon Entresse II	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Espoon Niittysillantie 5	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Helsingin Mechelininkatu 1	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Helsingin Osmontie 34	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Helsingin Panuntie 11	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Helsingin Panuntie 6	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Iisalmen Kihlavirta	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Jämsän Keskushovi	BF	FC	Södra esplanaden, 12 c/o Nordisk Renting Oy, FI-00130, Helsinki
Finland	Koy Kokkolan Kaarlenportti Fab	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Kouvolan Oikeus ja Poliisitalo	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Lohjan Huonekalutalo	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Millennium	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Nummelan Portti	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Nuolialan päiväkoti	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Päiväläisentie 1-6	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Peltolantie 27	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Raision Kihlakulma	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Ravattulan Kauppakeskus	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Tapiolan Louhi	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Koy Vapaalan Service-Center	BF	DE	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Finland	Nordisk Renting OY	BF	FC	c/o Nordisk Renting OY, Eteläesplanadi 12, Box 14044, FI-00130, Helsinki
Germany	RBS Deutschland Holdings GmbH	BF	FC	Junghofstrasse 22, Frankfurt am Main, D-60311
Isle of Man	Lombard Manx Leasing Ltd	BF	FC	Royal Bank House, 2 Victoria Street, Douglas, IM1 2LN
Isle of Man	Lombard Manx Ltd	BF	FC	Royal Bank House, 2 Victoria Street, Douglas, IM1 2LN
Jersey	Lombard Finance (CI) Ltd	BF	FC	Royal Bank House, 71 Bath Street, St Helier, JE4 8PJ
Netherlands	National Westminster International Holdings B.V.	BF	FC	24/25 St Andrew Square, Edinburgh, EH2 1AF, Scotland
Netherlands	RBS Netherlands Holdings B.V.	BF	FC	Gustav Mahlerlaan 350, Amsterdam, 1082 ME
Norway	BD Lagerhus AS	BF	FC	c/o Nordisk Renting AS, 9 Estaje, Klingenberggata 7, NO-0161, Oslo
Norway	Eiendomsselskapet Apteno Larvik AS	BF	FC	c/o Nordisk Renting AS, 9 Estaje, Klingenberggata 7, NO-0161, Oslo
Norway	Hatros 1 AS	BF	FC	c/o Nordisk Renting AS, 9 Estaje, Klingenberggata 7, NO-0161, Oslo
Norway	Nordisk Renting AS	BF	FC	c/o Nordisk Renting AS, 9 Estaje, Klingenberggata 7, NO-0161, Oslo
Norway	Ringdalveien 20 AS	BF	FC	c/o Nordisk Renting AS, 9 Estaje, Klingenberggata 7, NO-0161, Oslo
Poland	RBS Polish Financial Advisory Services sp. z o.o.	BF	FC	Wisniowy Business Park, ul 1-go Sierpnia 8a, Warsaw 02-134
RoI	Lombard Ireland Group Holdings Unlimited Company	BF	FC	Ulster Bank Group Centre, George’s Quay, Dublin 2
RoI	Lombard Ireland Ltd	BF	FC	Ulster Bank Group Centre, George’s Quay, Dublin 2
RoI	RBS Asset Management (Dublin) Ltd	BF	FC	Guild House, Guild Street, IFSC, D01 K2C5, Dublin 1
Sweden	Airside Properties AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Arkivborgen KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Backsmedjan KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Bil Fastigheter i Sverige AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Bilfastighet I Täby AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm

Country (1)	Entity name	Activity (2)	Reg Acc (3)	Address
Sweden	Braheberget KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Brödmagasinet KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Eurohill 4 KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Fastighet Kallebäck 2:4 i Göteborg AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Fastighets AB Flöjten i Norrköping	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Fastighets AB Hammarbyvagnen	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Fastighets AB Kabisten 1	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Fastighets AB Stockmakaren	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Fastighets AB Xalam	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Fastighets Aktiebolaget Sambiblioteket	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Fastighetsbolaget Holma i Höör AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Förvaltningsbolaget Dalkyrkan KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Förvaltningsbolaget Predio 3 KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Forskningshöjden KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Gredelinen KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Grinnhagen KB	BF	PC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Horrsta 4:38 KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	IR Fastighets AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	IR IndustriRenting AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Kallebäck Institutfastigheter AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	KB Eurohill	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	KB IR Gamlestaden	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	KB Lagermannen	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	KB Likriktaren	BF	DE	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Läkten 1 KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	LerumsKrysset KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Limstagården KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Mjälgen KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Mons AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Mons Investment AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Nordisk Renting AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Nordisk Renting Kapital AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Nordisk Specialinvest AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Nordiska Strategifastigheter Holding AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Pyrrhula 6,7 AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	SFK Kommunfastigheter AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Sjöklockan KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Skinnarängen KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Solbänken KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Strand European Holdings AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Svenskt Fastighetskapital AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Svenskt Fastighetskapital Holding AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Svenskt Energikapital AB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Tingsbrogården KB	BF	FC	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Tygverkstaden 1 KB	BF	DE	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Switzerland	RBS Services (Switzerland) Ltd	SC	FC	Lerchenstrasse 18, Zurich, CH 8022
Switzerland	Coutts & Co Ltd	CI	FC	Lerchenstrasse 18, Zurich, CH 8022
Switzerland	Coutts & Co Trustees (Suisse) S.A.	BF	FC	c/o Regus Rue du Rhône Sàrl, Geneva, CH-1204
USA	Candlelight Acquisition LLC	BF	FC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808
USA	Financial Asset Securities Corp.	BF	PC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808

Country (1)	Entity name	Activity (2)	Reg Acc (3)	Address
USA	Greenwich Capital Derivatives, Inc.	BF	PC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808
USA	NatWest Group Holdings Corporation	BF	FC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808
USA	Random Properties Acquisition Corp. III	INV	PC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808
USA	Random Properties Acquisition Corp. IV	INV	DE	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808
USA	RBS Holdings USA Inc.	BF	FC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808
USA	RBS Americas Property Corp.	SC	FC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808
USA	RBS Acceptance Inc.	CI	FC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808
USA	RBS Commercial Funding Inc.	BF	FC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808
USA	RBS Equity Corporation	BF	FC	340 Madison Avenue, New York, 10173
USA	RBS Financial Products Inc.	BF	FC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808
USA	RBS Securities Inc.	BF	FC	2711 Centerville Road, Suite 400, Wilmington, Delaware, DE 19808

The following table details an active related undertaking incorporated in the UK where the Group ownership is less than 100%.

Entity name	Activity (2)	Accounting Treatment (4)	Reg Acc (3)	Group interest %	Address	Notes
RBS Covered Bonds LLP	BF	FC	DE	73	1 Princes Street, London, EC2R 8BP, England
Jaguar Cars Finance Ltd	BF	FC	FC	50	280 Bishopsgate, London, EC2M 4RB, England
GWNW City Developments Ltd	BF	EAJV	FC	50	Gate House, Turnpike Road, High Wycombe, Buckinghamshire, HP12 3NR, England
JCB Finance Ltd	BF	FC	FC	75	The Mill, High Street, Rocester, ST14 5JW, England
JCB Finance (Leasing) Ltd	BF	FC	FC	75	The Mill, High Street, Rocester, ST14 5JW, England
Landpower Leasing Ltd	BF	FC	FC	75	The Mill, High Street, Rocester, ST14 5JW, England

The following table details active related undertakings incorporated outside the UK where the Group ownership is less than 100%.

Country (1)	Entity name	Activity (2)	Accounting Treatment (4)	Reg Acc (3)	Group Interest %	Address	Notes
Cyprus	Pharos Estates Ltd	OTH	EAA	DE	49	24 Demostheni Severi, 1st Floor, Nicosia, 1080
Jersey	Nightingale Securities 2017-1 Ltd	BF	FC	DE	0	44 Esplanade, St Helier, JE4 9WG
Poland	Wiśniowy Management sp. z o.o.	SC	EAA	FC	25	Ilzecka 26 Street, Warsaw, 02-135
Sweden	Optimus KB	BF	FC	PC	51	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Stora Kvarnen KB	BF	FC	FC	51	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Förvaltningsbolaget Klöverbacken Skola KB	BF	FC	FC	51	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm

The following table details an active related undertaking which is 100% owned by the Group but is not consolidated for accounting purposes(4).

Country (1)	Entity Name	Activity (2)	Reg Acc (3)	Address	Notes
USA	West Granite Homes Inc.	INV	FC	Bellevue Parkway, Suite 210, Wilmington, Delaware, DE 19809	(7)

The following tables detail related undertakings that are not active.

Actively being dissolved

Country (1)	Entity name	Accounting treatment (4)	Reg Acc (3)	Group Interest %	Address	Notes
Cayman Islands	Equator Investments (Cayman) Ltd	FC	FC	100	Maples Corporate Services Limited, P.O. Box 309, 121 South Church Street, George Town, Grand Cayman, KY1-1104
Germany	West Register Prime Holding GmbH i. L.	FC	FC	100	Emil-Riedl-Weg 6, Pullach i.Isartal, D-82049
Isle of Man	Coutts & Co (Manx) Ltd	FC	FC	100	23/25 Broad Street, St Helier, JE4 8ND
RoI	The Royal Bank of Scotland Finance (Ireland)	FC	FC	100	24/26 City Quay, Dublin 2
UK	CNW Group Ltd	FC	FC	100	250 Bishopsgate, London, EC2M 4AA, England
UK	Greenwich NatWest Ltd	FC	FC	100	250 Bishopsgate, London, EC2M 4AA, England
UK	NatWest (HMHP) Ltd	FC	FC	100	250 Bishopsgate, London, EC2M 4AA, England
UK	NatWest Finance Ltd	FC	FC	100	250 Bishopsgate, London, EC2M 4AA, England
UK	NatWest Nominees Ltd	FC	DE	100	1 Princes Street, London, EC2R 8PB, England
UK	Cala Campus Ltd	EAJV	DE	50	Ledingham Chalmers, Johnstone House, 52-54 Rose Street, Aberdeen, AB10 1HA, Scotland
UK	Dixon Motors Developments Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	Farming and Agricultural Finance Ltd	FC	FC	100	280 Bishopsgate, London, EC2M 4RB, England
UK	Lombard Corporate Finance (3) Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	Lombard Venture Finance Ltd	FC	FC	100	280 Bishopsgate, London, EC2M 4RB, England
UK	Property Ventures (B&M) Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	WR (NI) Property Investments Ltd	FC	DE	100	11-16 Donegall Square East, Belfast, BT1 5UB, Northern Ireland
UK	WR (NI) Property Realisations Ltd	FC	DE	100	11-16 Donegall Square East, Belfast, BT1 5UB, Northern Ireland
UK	West Register (Northern Ireland) Property Ltd	FC	DE	100	11-16 Donegall Square East, Belfast, BT1 5UB, Northern Ireland
UK	RoyScot Ltd	FC	FC	100	280 Bishopsgate, London, EC2M 4RB, England
UK	Northants Developments Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	Thrapston Triangle Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	Emperor Holdings Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	Latam Directors Ltd	NC	FC	100	Quartermile Two, 2 Lister Square, Edinburgh, Midlothian, EH3 9GL, Scotland

Dormant

Country (1)	Entity name	Accounting treatment (4)	Reg Acc (3)	Group Interest %	Address
Denmark	Nordisk Renting A/S	FC	FC	100	c/o Adv Jan-Erik Svensson, HC Andersens Boulevard 12, Kopenhaum V, 1553
Sweden	Nordisk Renting Facilities Management AB	FC	FC	100	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
Sweden	Nordisk Renting HB	FC	FC	100	c/o Nordisk Renting AB, Box 14044, SE-104 40, Stockholm
UK	NatWest Aerospace Trust Company Ltd	FC	FC	100	250 Bishopsgate, London, EC2M 4AA, England
UK	NatWest FIS Nominees Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	NatWest PEP Nominees Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	NatWest Security Trustee Company Ltd	FC	FC	100	250 Bishopsgate, London, EC2M 4AA, England
UK	Lombard Bank	FC	FC	100	Lee House, Baird Road, Enfield, Middlesex, EN1 1SJ, England
UK	Dunfly Trustee Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	National Westminster Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	RBS Secretarial Services Ltd	FC	FC	100	24/25 St Andrew Square, Edinburgh, EH2 1AF, Scotland
UK	Syndicate Nominees Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	RBS Pension Trustee Ltd	NC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	HPUT A Ltd	FC	FC	100	250 Bishopsgate, London, EC2M 4RB, England
UK	HPUT B Ltd	FC	FC	100	250 Bishopsgate, London, EC2M 4RB, England
UK	Nextlinks Ltd	FC	FC	100	250 Bishopsgate, London, EC2M 4RB, England
UK	Dixon Vehicle Sales Ltd	FC	FC	100	1 Princes Street, London, EC2R 8PB, England
UK	NatWest Invoice Finance Ltd	FC	FC	100	250 Bishopsgate, London, EC2M 4AA, England
UK	Strand Nominees Ltd	FC	FC	100	440 Strand, London, WC2R 0QS, England
UK	RBSG Collective Investments Nominees Ltd	FC	FC	100	24/25 St Andrew Square, Edinburgh, EH2 1AF, Scotland
UK	RBS Investment Executive Ltd	NC	DE	100	24/25 St Andrew Square, Edinburgh, EH2 1AF, Scotland
UK	JCB Finance Pension Ltd	FC	FC	88	11-16 Donegall Square East, Belfast, BT1 5UB, Northern Ireland
UK	RoyScot Leasing Ltd	FC	FC	100	280 Bishopsgate, London, EC2M 4RB, England

Notes:
(1)	Country: UK – United Kingdom USA – United States of America RoI – Republic of Ireland
(2)	Activity: BF - Banking and Financial institution CI - Credit institution INV - Investment (shares or property) holding company SC - Service company TR - Trustee OTH – Other
(3)	Regulatory Accounting treatment: DE - Deconsolidated (for non financial or insurance undertakings) FC - Full consolidation PC - Pro-rata consolidation (based on percentage equity held by RBSG)
(4)	Accounting treatment: EAA - Equity accounting - Associate EAJV - Equity accounting - Joint Venture FC - Fully consolidated IA - Investment Accounting NC - Not consolidated
(5)	Related undertaking consolidated because the Group controls the company by virtue of contractual agreements
(6)	Related undertaking not consolidated as it is not controlled by the Group.
(7)	Related undertaking owned for the benefit of Group pension schemes.

Group overseas branches

The company’s related undertakings have branches in the following countries.

Subsidiary	Geographic location of branches
Coutts & Co Ltd	Hong Kong
National Westminster Bank Plc	Finland, France, Germany, Italy, Jersey, Netherlands, Norway, Spain, Sweden